Cullen Capital Management, LLC
Olympic Tower
645 Fifth Avenue
New York, NY 10022

November 3, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Cullen Funds Trust (the “Trust”)
(File Nos. 333-33302 and 811-09871)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

1.	that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 65 to the Form N-1A Registration Statement filed by the Company on October 28, 2025, which is the most recent amendment to such registration statement and which became effective that same day; and

2.	that the text of Post-Effective Amendment No. 65 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 28, 2025.

Very Truly Yours,

/s/ Stephen O’Neil

Stephen O’Neil
Treasurer